Schedule of Investments (unaudited) March 31, 2023	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.3%
AGL Energy Ltd.	4,786	$25,818
AMP Ltd.	25,600	18,061
ANZ Group Holdings Ltd.	2,115	32,592
Aristocrat Leisure Ltd.	6,475	161,891
Bank of Queensland Ltd.	5,613	24,475
BHP Group Ltd., Class DI	118,122	3,734,301
Charter Hall Group	2,154	16,001
CSL Ltd.	2,121	410,775
Glencore PLC	23,657	136,128
Insignia Financial Ltd.	14,826	27,350
Macquarie Group Ltd.	15,444	1,828,565
National Australia Bank Ltd.	11,999	223,582
Newcrest Mining Ltd.	2,003	35,754
Northern Star Resources Ltd.	3,000	24,600
Qantas Airways Ltd.(a)	62,064	277,020
Rio Tinto Ltd.	1,593	127,997
Rio Tinto PLC	1,556	105,618
South32 Ltd.	2,661	7,799
Westpac Banking Corp.	111,667	1,625,828
Worley Ltd.	3,452	33,435

		8,877,590

Austria — 0.1%
ANDRITZ AG	968	65,499
BAWAG Group AG(b)	455	22,099
Erste Group Bank AG	1	33
Raiffeisen Bank International AG(a)	14,988	230,083

		317,714

Belgium — 0.3%
Ackermans & van Haaren NV	97	15,990
Ageas SA/NV	4,531	196,003
Galapagos NV(a)	1,333	51,247
Groupe Bruxelles Lambert NV	3,171	270,613
Proximus SADP	17,523	169,452
Solvay SA	4,780	546,671
UCB SA	780	69,713

		1,319,689

Brazil — 0.8%
Ambev SA	160,624	454,131
Auren Energia SA, Class OH	7,164	20,735
B3 SA - Brasil Bolsa Balcao	95,640	195,301
Banco BTG Pactual SA	4,435	17,194
Banco do Brasil SA	27,866	215,024
BB Seguridade Participacoes SA	8,396	53,854
Cielo SA	15,909	15,223
Cogna Educacao(a)	29,205	10,775
CPFL Energia SA	12,233	76,389
CSN Mineracao SA	23,762	22,691
CVC Brasil Operadora e Agencia de Viagens SA(a)	42,113	25,841
Cyrela Brazil Realty SA Empreendimentos e Participacoes	7,782	21,618
Embraer SA(a)	5,260	21,576
Energisa SA	6,384	50,609
Engie Brasil Energia SA	4,736	37,535
Equatorial Energia SA	4,315	22,952
Fleury SA	22,506	64,475
Marfrig Global Foods SA	9,321	12,211
Minerva SA	9,765	20,307

Security	Shares	Value

Brazil (continued)
Multiplan Empreendimentos Imobiliarios SA	4,703	$22,864
Natura & Co. Holding SA	5,532	14,407
NU Holdings Ltd., Class A(a)	24,538	116,801
Pagseguro Digital Ltd., Class A(a)	2,967	25,427
Porto Seguro SA	9,178	42,590
Qualicorp Consultoria e Corretora de Seguros SA	5,785	4,200
StoneCo Ltd., Class A(a)	6,059	57,803
Telefonica Brasil SA	2,161	16,483
Ultrapar Participacoes SA	42,365	116,686
Vale SA	69,183	1,095,937
WEG SA	3,034	24,274
XP, Inc., Class A(a)	1,530	18,161

		2,914,074

Canada — 4.5%
Agnico Eagle Mines Ltd.	8,528	434,761
Alamos Gold, Inc., Class A	57,633	703,622
Atco Ltd., Class I	2,707	86,768
Bank of Nova Scotia	44,026	2,217,425
Barrick Gold Corp.	51,752	960,753
BRP, Inc.	770	60,255
Canadian National Railway Co.	1,894	223,482
Canadian Natural Resources Ltd.	54,833	3,034,377
Crescent Point Energy Corp.	165,703	1,169,668
Enbridge, Inc.	18,115	690,689
Enerplus Corp.	1,711	24,662
Fairfax Financial Holdings Ltd.	301	200,183
First Quantum Minerals Ltd.	3,248	74,669
FirstService Corp.	2,072	291,950
Franco-Nevada Corp.	6,485	945,903
Great-West Lifeco, Inc.	25,160	666,838
Imperial Oil Ltd.	11,424	580,963
Kinross Gold Corp.	29,151	137,181
Lululemon Athletica, Inc.(a)	4,896	1,783,074
Manulife Financial Corp.	18,076	331,694
Onex Corp.	5,074	237,200
Osisko Gold Royalties Ltd.	1,295	20,467
Royal Bank of Canada	3,190	305,074
Stantec, Inc.	4,054	237,001
Teck Resources Ltd., Class B(a)	15,550	567,808
Toronto-Dominion Bank	1,511	90,504
Tourmaline Oil Corp.	222	9,251
TransAlta Corp.	1,875	16,398
West Fraser Timber Co. Ltd.	871	62,127
Wheaton Precious Metals Corp.	6,942	334,336
Yamana Gold, Inc.	124,272	724,575

		17,223,658

China — 4.4%
3SBio, Inc.(b)	35,500	35,330
Alibaba Group Holding Ltd.(a)	126,200	1,598,384
ANTA Sports Products Ltd.	4,800	69,692
Asymchem Laboratories Tianjin Co. Ltd., Class A	1,680	32,588
Autohome, Inc., ADR	942	31,529
BAIC Motor Corp. Ltd., Class H(b)	81,000	22,497
Baidu, Inc., Class A(a)	64,480	1,214,885
BeiGene Ltd.(a)	900	14,980
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	7,940	134,185
BGI Genomics Co. Ltd., Class A	4,800	48,209
Bloomage Biotechnology Corp. Ltd., Class A	4,917	81,184
BOC Hong Kong Holdings Ltd.	173,500	540,150

1

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
BYD Co. Ltd., Class A	35,371	$1,317,544
BYD Co. Ltd., Class H	14,500	426,534
China Longyuan Power Group Corp. Ltd., Class H	32,000	36,506
China Merchants Bank Co. Ltd., Class H	10,500	53,319
China Suntien Green Energy Corp. Ltd., Class H	56,000	24,495
CMOC Group Ltd., Class H	30,000	18,160
Contemporary Amperex Technology Co. Ltd., Class A	18,800	1,112,606
CSPC Pharmaceutical Group Ltd.	138,080	135,362
Dali Foods Group Co. Ltd.(b)	89,000	37,108
Dongyue Group Ltd.	17,000	17,571
Eve Energy Co. Ltd., Class A	7,700	78,185
Ganfeng Lithium Group Co. Ltd., Class A	15,400	149,166
Geely Automobile Holdings Ltd.	160,000	206,180
Great Wall Motor Co. Ltd., Class H	33,000	40,833
Hithink RoyalFlush Information Network Co. Ltd., Class A	16,600	494,355
Huadian Power International Corp. Ltd., Class H, Class H	120,000	49,342
Hundsun Technologies, Inc., Class A	8,700	67,408
Imeik Technology Development Co. Ltd., Class A	300	24,400
Innovent Biologics, Inc.(a)(b)	6,500	29,156
JD Logistics, Inc.(a)(b)	4,900	8,785
JD.com, Inc., Class A	10,300	224,913
KE Holdings, Inc., ADR(a)	3,030	57,085
Kingdee International Software Group Co. Ltd.(a)	10,000	16,154
Kuaishou Technology(a)(b)	2,300	17,685
Lenovo Group Ltd.	202,000	218,850
LONGi Green Energy Technology Co. Ltd., Class A	37,900	222,976
Luxshare Precision Industry Co. Ltd., Class A	3,400	15,017
Meituan, Class B(a)(b)	13,830	250,907
NetEase, Inc.	19,710	347,938
NXP Semiconductors NV	3,684	686,974
Ping An Insurance Group Co. of China Ltd., Class H	64,000	414,030
Postal Savings Bank of China Co. Ltd., Class H(b)	179,000	106,157
SF Holding Co. Ltd., Class A	2,300	18,513
Shandong Gold Mining Co. Ltd., Class A	23,400	75,003
Shandong Nanshan Aluminum Co. Ltd., Class A	102,000	50,326
Shanghai International Airport Co. Ltd., Class A(a)	2,800	22,713
Shanghai Junshi Biosciences Co. Ltd., Class A(a)	2,293	16,004
Shanghai Junshi Biosciences Co. Ltd., Class H(a)(b)	2,000	6,979
Shanghai Putailai New Energy Technology Co. Ltd., Class A	12,160	88,496
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	2,100	83,027
Shenzhen Capchem Technology Co. Ltd., Class A	14,914	106,219
Shenzhen Inovance Technology Co. Ltd., Class A	13,700	140,327
Shenzhen Kangtai Biological Products Co. Ltd., Class A	9,540	43,933
Shenzhen Kstar Science And Technology Co. Ltd., Class A	2,400	16,331
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	11,402	517,243
Shenzhen SC New Energy Technology Corp., Class A	4,700	78,305
Sinotruk Hong Kong Ltd.	26,000	40,465
StarPower Semiconductor Ltd., Class A	1,900	76,026
Sunwoda Electronic Co. Ltd., Class A	15,700	46,081
Suzhou Maxwell Technologies Co. Ltd., Class A	600	26,627
Tencent Holdings Ltd.	60,800	2,971,253
Tianqi Lithium Corp., Class H(a)	3,200	21,593
Tibet Summit Resources Co. Ltd., Class A(a)	8,600	28,680
Uni-President China Holdings Ltd.	42,000	42,360
Vipshop Holdings Ltd., ADR(a)	27,593	418,862

Security	Shares	Value

China (continued)
WuXi AppTec Co. Ltd., Class H(b)	23,616	$247,326
Wuxi Biologics Cayman, Inc.(a)(b)	37,500	231,073
Yadea Group Holdings Ltd.(b)	64,000	164,859
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	2,100	16,829
Zijin Mining Group Co. Ltd., Class A	56,200	100,969
Zijin Mining Group Co. Ltd., Class H	200,000	333,672

		16,759,408

Colombia — 0.0%
Tecnoglass, Inc.	825	34,617

Denmark — 1.2%
AP Moller - Maersk A/S, Class A	15	26,611
AP Moller - Maersk A/S, Class B	213	387,172
Carlsberg A/S, Class B	613	95,117
Genmab A/S(a)	898	339,449
GN Store Nord A/S(a)	3,259	73,075
Novo Nordisk A/S, Class B	20,315	3,226,454
Novozymes A/S, B Shares	7,320	374,807

		4,522,685

Finland — 0.1%
Nokia OYJ	92,739	455,245

France — 3.0%
Air Liquide SA	156	26,113
Bureau Veritas SA	6,763	194,318
Capgemini SE	891	165,579
Dassault Systemes SE	390	16,088
Edenred	609	36,044
Engie SA	112,655	1,782,730
Hermes International	318	644,031
Kering SA	154	100,474
Legrand SA	8,011	731,984
L’Oreal SA	6,443	2,879,007
LVMH Moet Hennessy Louis Vuitton SE	1,479	1,357,586
Pernod Ricard SA	3,152	713,710
Rexel SA	30,601	727,530
Sanofi	13,539	1,468,693
Schneider Electric SE	1,638	273,749
Societe Generale SA	11,221	252,824
SPIE SA	5	145
Teleperformance	429	103,661
Thales SA	386	57,069
Ubisoft Entertainment SA(a)	3,283	87,502
Wendel SE	262	27,704

		11,646,541

Germany — 2.4%
Adidas AG	1,478	262,009
Bayer AG, Registered Shares	1,289	82,343
Bayerische Motoren Werke AG	1,189	130,313
Beiersdorf AG	1,954	254,191
Daimler Truck Holding AG(a)	505	17,043
Deutsche Bank AG, Registered Shares	2,180	22,169
Deutsche Lufthansa AG, Registered Shares(a)	24,753	275,315
Deutsche Post AG, Registered Shares	222	10,398
DWS Group GmbH & Co. KGaA(b)	361	11,113
E.ON SE	52,891	659,800
Evonik Industries AG	7,420	156,110
Evotec SE(a)	1,353	28,578
Fielmann AG	653	27,236

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Fraport AG Frankfurt Airport Services Worldwide(a)	207	$10,435
Freenet AG	10,679	277,488
HelloFresh SE(a)	1,943	46,335
Jenoptik AG	4	136
Mercedes-Benz Group AG, Registered Shares	35,774	2,751,119
Nemetschek SE	546	37,691
ProSiebenSat.1 Media SE	2,682	27,320
SAP SE	4,124	520,739
Scout24 SE(b)	3,878	230,660
Siemens AG, Registered Shares	19,241	3,117,117
thyssenkrupp AG	35,254	253,885
United Internet AG, Registered Shares	863	14,877
Volkswagen AG	374	64,150
Wacker Chemie AG	690	112,131

		9,400,701

Hong Kong — 0.7%
AIA Group Ltd.	140,000	1,468,230
ASMPT Ltd.	1,400	13,885
CK Hutchison Holdings Ltd.	19,500	120,640
Jardine Matheson Holdings Ltd.	2,400	116,741
Kerry Properties Ltd.	7,500	19,155
Link REIT	49,300	317,010
New World Development Co. Ltd.	75,000	201,045
Orient Overseas International Ltd.	1,500	28,793
Swire Properties Ltd.	85,000	218,765
Yuexiu Property Co. Ltd.	23,600	35,684

		2,539,948

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	78,464	574,654
OTP Bank Nyrt	8,499	242,642

		817,296

India — 0.6%
Asian Paints Ltd.	5,276	177,757
City Union Bank Ltd.	6,503	9,987
HDFC Bank Ltd.	26,984	530,744
HDFC Life Insurance Co. Ltd.(b)	18,498	112,490
Housing Development Finance Corp. Ltd.	6,464	207,288
ICICI Prudential Life Insurance Co. Ltd.(b)	8,461	44,961
IndusInd Bank Ltd.	5,044	65,799
Kotak Mahindra Bank Ltd.	28,527	602,971
L&T Finance Holdings Ltd.	21,198	21,239
Life Insurance Corp. of India	2,342	15,244
National Aluminium Co. Ltd.	19,471	18,647
PVR Ltd.(a)	669	12,518
SBI Life Insurance Co. Ltd.(b)	22,819	306,136
Titan Co. Ltd.	852	26,168
TVS Motor Co. Ltd.	2,850	37,460

		2,189,409

Indonesia — 0.0%
Perusahaan Gas Negara Tbk PT	139,800	12,905

Ireland — 1.6%
Accenture PLC, Class A	10,401	2,972,710
Alkermes PLC(a)	760	21,424
CRH PLC	1,955	98,755
Experian PLC	26,337	867,217
Flutter Entertainment PLC(a)	647	116,746

Security	Shares	Value

Ireland (continued)
Kingspan Group PLC	3,870	$265,193
Medtronic PLC	23,172	1,868,127
Trane Technologies PLC	663	121,979

		6,332,151

Israel(a) — 0.1%
Check Point Software Technologies Ltd.	2,120	275,600
Teva Pharmaceutical Industries Ltd.	6,990	62,068
Teva Pharmaceutical Industries Ltd., ADR	25,803	228,357

		566,025

Italy — 0.3%
A2A SpA	17,496	27,920
Banca Mediolanum SpA	7,315	66,215
Banca Monte dei Paschi di Siena SpA(a)	32,588	70,816
Buzzi Unicem SpA	911	22,111
FinecoBank Banca Fineco SpA	3,856	59,078
Intesa Sanpaolo SpA	235,375	604,076
Italgas SpA	6,714	40,951
Mediobanca Banca di Credito Finanziario SpA	7,498	75,347
Moncler SpA	1,010	69,762
Recordati Industria Chimica e Farmaceutica SpA	1,802	76,224
Saipem SpA(a)	16,036	24,011
Telecom Italia SpA(a)	62,524	20,619

		1,157,130

Japan — 4.7%
Aeon Co. Ltd.	1,200	23,281
Amada Co. Ltd.	41,700	390,873
ANA Holdings, Inc.(a)	900	19,495
Asahi Kasei Corp.	5,500	38,523
Astellas Pharma, Inc.	48,600	690,475
Benesse Holdings, Inc.	2,400	35,169
Central Japan Railway Co.	1,100	131,252
COMSYS Holdings Corp.	1,800	33,245
Daiichi Sankyo Co. Ltd.	7,000	255,343
Daikin Industries Ltd.	400	71,763
Daiwa House Industry Co. Ltd.	12,900	303,940
DMG Mori Co. Ltd.	1,700	28,740
Dowa Holdings Co. Ltd.	600	19,295
Ebara Corp.	500	23,282
Ezaki Glico Co. Ltd.	600	15,091
FANUC Corp.	7,000	252,785
Fast Retailing Co. Ltd.	2,300	503,499
Fuji Media Holdings, Inc.	4,200	37,936
Hino Motors Ltd.(a)	3,400	14,238
Hitachi Ltd.	3,700	203,355
Honda Motor Co. Ltd.	20,400	539,604
Horiba Ltd.	400	24,007
Hoya Corp.	700	77,359
ITOCHU Corp.	20,800	677,382
Japan Tobacco, Inc.	131,400	2,775,634
JGC Holdings Corp.	2,200	27,342
JTEKT Corp.	2,500	19,305
Kamigumi Co. Ltd.	1,100	23,109
Kao Corp.	500	19,463
Kubota Corp.	1,600	24,258
Kyowa Kirin Co. Ltd.	1,000	21,832
Lawson, Inc.	8,900	376,807
Lintec Corp.	700	11,469

3

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Lion Corp.	2,400	$25,934
Mazda Motor Corp.	1,500	13,836
Mitsubishi Chemical Group Corp.	4,100	24,385
Mitsubishi Corp.	35,100	1,261,369
Mitsubishi Electric Corp.	1,800	21,510
Mitsubishi Estate Co. Ltd.	9,700	115,378
Mitsubishi Gas Chemical Co., Inc.	1,200	17,856
Mitsubishi UFJ Financial Group, Inc.	12,000	76,904
Mitsui & Co. Ltd.	44,600	1,390,175
Mitsui Fudosan Co. Ltd.	26,000	488,395
Mitsui Mining & Smelting Co. Ltd.	4,100	99,748
Mizuho Financial Group, Inc.	1,000	14,168
Nabtesco Corp.	900	22,137
NEC Corp.	800	30,884
Nidec Corp.	400	20,816
Nikon Corp.	24,200	248,442
Nippon Shokubai Co. Ltd.	300	11,981
Nippon Steel Corp.	2,100	49,521
Nippon Telegraph & Telephone Corp.	33,200	992,106
Nitto Denko Corp.	5,000	323,606
Omron Corp.	2,300	134,612
Ono Pharmaceutical Co. Ltd.	7,900	164,622
Oriental Land Co. Ltd.	1,500	51,359
Otsuka Holdings Co. Ltd.	7,500	238,122
Pigeon Corp.	1,800	27,889
Pola Orbis Holdings, Inc.	1,300	16,944
Recruit Holdings Co. Ltd.	33,800	929,805
Ricoh Co. Ltd.	53,400	400,560
SCREEN Holdings Co. Ltd.	400	35,482
Shionogi & Co. Ltd.	1,500	67,658
SMC Corp.	200	106,023
SoftBank Corp.	18,100	208,943
SoftBank Group Corp.	7,800	306,645
Sohgo Security Services Co. Ltd.	1,700	45,786
Subaru Corp.	1,100	17,560
Sumitomo Chemical Co. Ltd.	328,000	1,104,369
Sumitomo Corp.	17,000	301,161
Sumitomo Pharma Co. Ltd.	2,800	17,157
Sumitomo Realty & Development Co. Ltd.	700	15,721
Sundrug Co. Ltd.	600	16,461
Suntory Beverage & Food Ltd.	1,300	48,423
Suzuki Motor Corp.	1,500	54,626
Terumo Corp.	3,300	89,249
Tokyo Tatemono Co. Ltd.	1,600	19,535
Toshiba Corp.	2,500	83,949
TOTO Ltd.	1,200	40,204
Tsuruha Holdings, Inc.	2,700	180,586
Yamada Holdings Co. Ltd.(a)	5,400	18,566
Yaskawa Electric Corp.	4,400	192,984

		17,893,303

Luxembourg — 0.3%
ArcelorMittal SA	35,037	1,061,491
Aroundtown SA	19,896	28,442
SES SA	17	111
Tenaris SA	9,846	139,510

		1,229,554

Malaysia — 0.5%
CIMB Group Holdings Bhd	268,500	323,581
Hong Leong Bank Bhd	3,200	14,678

Security	Shares	Value

Malaysia (continued)
Malayan Banking Bhd	17,500	$34,012
Press Metal Aluminium Holdings Bhd	138,800	153,733
Public Bank Bhd	1,209,300	1,097,449
QL Resources Bhd	18,750	24,688
RHB Bank Bhd	11,900	15,057
Telekom Malaysia Bhd	92,200	102,485
Tenaga Nasional Bhd	119,300	249,654

		2,015,337

Mexico — 0.1%
Alsea SAB de CV(a)	8,050	19,281
Grupo Financiero Banorte SAB de CV, Class O	14,905	125,642
Grupo Mexico SAB de CV, Series B	4,078	19,311
Orbia Advance Corp. SAB de CV	12,300	26,743

		190,977

Netherlands — 1.2%
ASML Holding NV	2,438	1,661,370
ASR Nederland NV	4,792	190,673
IMCD NV	1,137	185,917
Just Eat Takeaway.com NV(a)(b)	4,075	77,763
Koninklijke DSM NV	2,707	320,358
Koninklijke Philips NV	9,529	175,018
Koninklijke Vopak NV	619	21,854
Randstad NV	11,628	690,293
Signify NV(b)	9,435	314,611
Wereldhave NV	1	16
Wolters Kluwer NV	7,216	910,922

		4,548,795

Norway — 0.2%
Aker BP ASA	6,719	164,784
Equinor ASA	15,934	452,978
Var Energi ASA	11,496	28,132

		645,894

Peru — 0.1%
Southern Copper Corp.	6,388	487,085

Poland — 0.0%
PGE Polska Grupa Energetyczna SA(a)	9,153	13,330

Russia(c) — 0.0%
Alrosa PJSC(a)	18,331	2
Gazprom PJSC	16,740	2
LUKOIL PJSC	2,916	—
MMC Norilsk Nickel PJSC	433	—
Mobile TeleSystems PJSC	3,760	1
Novatek PJSC	5,450	1
Tatneft PJSC	9,355	1

		7

Saudi Arabia — 0.5%
ACWA Power Co.	608	22,859
Al Rajhi Bank	38,032	748,700
Riyad Bank	2,736	21,780
Saudi Arabian Mining Co.(a)	5,274	90,515
Saudi Arabian Oil Co.(b)	97,286	838,527
Saudi National Bank	9,230	113,028
Saudi Telecom Co.	6,762	72,326

		1,907,735

Singapore — 0.1%
ComfortDelGro Corp. Ltd.	24,900	22,118

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Jardine Cycle & Carriage Ltd.	17,500	$412,108
JOYY, Inc., ADR	732	22,824
Singapore Airlines Ltd.	15,200	65,565

		522,615

South Africa — 0.2%
Anglo American PLC	1,632	54,283
Bidvest Group Ltd.	1,879	26,744
Capitec Bank Holdings Ltd.	266	25,213
FirstRand Ltd.	28,024	94,985
Foschini Group Ltd.	13,817	70,532
Impala Platinum Holdings Ltd.	2,045	18,823
MTN Group Ltd.	5,261	37,692
Naspers Ltd., N Shares	1,100	203,824
Pepkor Holdings Ltd.(b)	19,777	19,149
Sibanye Stillwater Ltd.	14,776	30,510
Standard Bank Group Ltd.	6,217	60,279
Woolworths Holdings Ltd.	19,971	71,707

		713,741

South Korea — 0.5%
AfreecaTV Co. Ltd.	229	15,051
Celltrion, Inc.	704	81,374
Coupang, Inc.(a)	6,250	100,000
Dongkuk Steel Mill Co. Ltd.	1,114	10,481
GS Engineering & Construction Corp.	903	14,420
Hugel, Inc.(a)	97	9,591
Hyundai Mobis Co. Ltd.	222	36,872
Kakao Corp.	2,440	115,556
Kia Corp.	3,103	193,652
Kolon Industries, Inc.	207	7,113
Korea Electric Power Corp.(a)	1,282	17,767
Korea Gas Corp.(a)	1,510	31,482
KT Corp.	2,538	57,383
LG Chem Ltd.	713	391,575
NAVER Corp.	3,320	520,214
POSCO Holdings, Inc.	1,292	365,534
Samsung C&T Corp.	173	14,407
Samsung Engineering Co. Ltd.(a)	2,378	58,116
SK Innovation Co. Ltd.(a)	54	7,482

		2,048,070

Spain — 1.2%
Acciona SA	147	29,494
Acerinox SA	37,146	382,277
Amadeus IT Group SA(a)	2,759	185,084
Banco Bilbao Vizcaya Argentaria SA	175,907	1,257,622
Bankinter SA	4,557	25,886
EDP Renovaveis SA	4,072	93,273
Ferrovial SA	734	21,614
Industria de Diseno Textil SA	44,345	1,489,779
Merlin Properties Socimi SA	1,492	13,054
Repsol SA	79,976	1,229,860
Telefonica SA	4,095	17,644

		4,745,587

Sweden — 0.5%
Atlas Copco AB, A Shares	67,847	859,509
Boliden AB	6,466	254,011
Castellum AB	5	58
Epiroc AB, Class A	1,227	24,356
Intrum AB	6	65
Kinnevik AB, Class B(a)	1,618	24,194

Security	Shares	Value

Sweden (continued)
Pandox AB(a)	6	$75
Saab AB, Class B	2,965	180,127
Trelleborg AB, B Shares	13,582	386,565

		1,728,960

Switzerland — 1.0%
ABB Ltd., Registered Shares	6,041	207,819
Flughafen Zurich AG, Registered Shares(a)	134	24,551
Givaudan SA, Registered Shares	134	436,142
Novartis AG, Registered Shares	9,344	857,952
On Holding AG, Class A(a)(d)	1,583	49,121
Roche Holding AG	5,255	1,504,821
Swatch Group AG	1,028	354,034
TE Connectivity Ltd.	3,149	412,991

		3,847,431

Taiwan — 1.9%
Delta Electronics, Inc.	49,000	486,160
Formosa Sumco Technology Corp.	3,000	16,477
Global Unichip Corp.	2,000	71,561
Largan Precision Co. Ltd.	1,000	71,694
MediaTek, Inc.	58,000	1,503,715
momo.com, Inc.	1,560	46,474
Nanya Technology Corp.	45,000	98,699
Novatek Microelectronics Corp.	3,000	42,632
Parade Technologies Ltd.	2,000	69,244
PharmaEssentia Corp.(a)	2,087	29,369
Realtek Semiconductor Corp.	23,000	293,580
Sino-American Silicon Products, Inc.	4,000	20,593
Taiwan Semiconductor Manufacturing Co. Ltd.	224,000	3,925,512
Tung Ho Steel Enterprise Corp.	14,500	26,718
Uni-President Enterprises Corp.	153,000	361,690
United Microelectronics Corp.	18,000	31,499
Visual Photonics Epitaxy Co. Ltd.	7,000	21,294
Wistron NeWeb Corp.	6,000	20,475

		7,137,386

Thailand — 0.0%
Energy Absolute PCL, NVDR	21,000	46,720
JMT Network Services PCL	12,400	16,862
JMT Network Services PCL, NVDR	13,700	18,697
Precious Shipping PCL, NVDR	34,100	13,671

		95,950

Turkey — 0.2%
Arcelik A/S	8,421	51,516
KOC Holding A/S	15,484	61,850
Koza Altin Isletmeleri A/S	20,727	23,370
Migros Ticaret A/S(a)	4,570	39,947
Sok Marketler Ticaret A/S(a)	15,986	24,155
Tofas Turk Otomobil Fabrikasi A/S	4,207	41,046
Turk Hava Yollari AO(a)	13,601	84,223
Turk Telekomunikasyon A/S(d)	23,910	20,805
Turkcell Iletisim Hizmetleri A/S	240,065	401,726
Turkiye Petrol Rafinerileri A/S	4,211	116,577

		865,215

United Kingdom — 2.1%
Anglo American PLC	21,974	727,197
AstraZeneca PLC	4,034	558,928
Atlantica Sustainable Infrastructure PLC	1,111	32,841
Aviva PLC	26,335	131,547
Babcock International Group PLC(a)	5	18
Barclays PLC	51,591	92,859

5

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
BP PLC	81,438	$514,730
British American Tobacco PLC	93,720	3,285,295
BT Group PLC	42,546	76,639
Centrica PLC	102,080	133,687
Direct Line Insurance Group PLC	23,450	39,836
Dunelm Group PLC	8	109
easyJet PLC(a)	9,073	57,986
Endeavour Mining PLC	1,983	47,789
IG Group Holdings PLC	6,951	59,983
Intermediate Capital Group PLC	910	13,736
ITV PLC	22,816	23,434
Johnson Matthey PLC	7,280	178,479
Liberty Global PLC, Class C(a)	4,407	89,815
Lloyds Banking Group PLC	255,326	150,118
Nomad Foods Ltd.(a)	1,408	26,386
Ocado Group PLC(a)	9,598	63,552
Phoenix Group Holdings PLC	4,714	31,850
Rightmove PLC	81,966	570,536
Smiths Group PLC	4,091	86,765
Subsea 7 SA	1,720	20,417
TechnipFMC PLC(a)	1,197	16,339
Tesco PLC	260,439	853,831
WPP PLC	14,618	173,675

		8,058,377

United States — 59.6%
3M Co.	8,238	865,896
A O Smith Corp.	354	24,479
Abbott Laboratories	29,271	2,963,981
AbbVie, Inc.	10,251	1,633,702
Adobe, Inc.(a)	11,620	4,477,999
AECOM	3,749	316,116
Agilent Technologies, Inc.	30,439	4,210,931
Ally Financial, Inc.	745	18,990
Alphabet, Inc., Class A(a)	53,407	5,539,908
Alphabet, Inc., Class C(a)	37,619	3,912,376
Altria Group, Inc.	36,894	1,646,210
Amazon.com, Inc.(a)	62,809	6,487,542
American Express Co.	16,457	2,714,582
AMETEK, Inc.	2,414	350,827
Amgen, Inc.	3,410	824,368
Amphenol Corp., Class A	301	24,598
Analog Devices, Inc.	21,301	4,200,983
ANSYS, Inc.(a)	341	113,485
Aon PLC, Class A	3,671	1,157,430
Apple, Inc.	90,048	14,848,915
Applied Materials, Inc.	16,449	2,020,431
AutoZone, Inc.(a)	6	14,749
Baker Hughes Co.	8,970	258,874
Bank of America Corp.	29,880	854,568
Bank of New York Mellon Corp.	21,350	970,144
Becton Dickinson and Co.	7,394	1,830,311
Berkshire Hathaway, Inc., Class B(a)	4,542	1,402,433
Biogen, Inc.(a)	1,579	439,009
BioMarin Pharmaceutical, Inc.(a)	2,864	278,495
Boeing Co.(a)	1,395	296,340
Boston Scientific Corp.(a)	41,683	2,085,401
Boyd Gaming Corp.	1,703	109,196
Brighthouse Financial, Inc.(a)	2,965	130,786
Bristol-Myers Squibb Co.	67,496	4,678,148
Bruker Corp.	241	19,000

Security	Shares	Value

United States (continued)
Builders FirstSource, Inc.(a)	1,937	$171,967
Cadence Design Systems, Inc.(a)	4,516	948,766
Caterpillar, Inc.	145	33,182
Cboe Global Markets, Inc.	127	17,049
ChampionX Corp.	2,055	55,752
Chemed Corp.	55	29,576
Cheniere Energy, Inc.	2,572	405,347
Chevron Corp.	36,345	5,930,050
Cigna Group	3,098	791,632
Cintas Corp.	1,988	919,808
Cirrus Logic, Inc.(a)	196	21,439
Cisco Systems, Inc.	23,335	1,219,837
Citigroup, Inc.	38,157	1,789,182
CME Group, Inc., Class A	2,793	534,915
CMS Energy Corp.	4,038	247,852
Coca-Cola Co.	63,826	3,959,127
Cognizant Technology Solutions Corp., Class A	11,662	710,566
Colgate-Palmolive Co.	17,285	1,298,968
Comcast Corp., Class A	24,008	910,143
ConocoPhillips	6,578	652,603
Costco Wholesale Corp.	8,629	4,287,491
CSX Corp.	7,701	230,568
CVS Health Corp.	15,259	1,133,896
Danaher Corp.	11,372	2,866,199
Deere & Co.	372	153,591
DTE Energy Co.	16,645	1,823,293
DuPont de Nemours, Inc.	7,543	541,361
Eaton Corp. PLC	1,473	252,384
eBay, Inc.	3,968	176,060
Ecolab, Inc.	997	165,033
Edwards Lifesciences Corp.(a)	1,525	126,163
Elevance Health, Inc.	1,926	885,594
Eli Lilly and Co.	3,375	1,159,043
Enovis Corp.(a)	534	28,564
EOG Resources, Inc.	12,162	1,394,130
Equinix, Inc.	1,017	733,298
Equity Residential	11,974	718,440
Exelixis, Inc.(a)	3,859	74,903
Expedia Group, Inc.(a)	1,357	131,670
Exxon Mobil Corp.	11,875	1,302,213
Fifth Third Bancorp	2,436	64,895
Fox Corp., Class A	26,626	906,615
Fox Corp., Class B	1,998	62,557
Freeport-McMoRan, Inc.	593	24,260
Garmin Ltd.	2,833	285,906
Gartner, Inc.(a)	5,330	1,736,354
General Dynamics Corp.	16,910	3,859,031
General Electric Co.	8,908	851,605
Genpact Ltd.	1,089	50,334
Gilead Sciences, Inc.	7,963	660,690
Graco, Inc.	502	36,651
Halliburton Co.	25,788	815,932
Hartford Financial Services Group, Inc.	840	58,540
Helmerich & Payne, Inc.	4,118	147,219
Hewlett Packard Enterprise Co.	14,707	234,283
Hologic, Inc.(a)	2,577	207,964
Home Depot, Inc.	9,008	2,658,441
Honeywell International, Inc.	12,360	2,362,243
HP, Inc.	11,691	343,131
IDEXX Laboratories, Inc.(a)	2,032	1,016,163
Illinois Tool Works, Inc.	1,937	471,563

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Incyte Corp.(a)	3,522	$254,535
Intel Corp.	67,029	2,189,837
Intuit, Inc.	1,495	666,516
Invesco Ltd.	6,543	107,305
IPG Photonics Corp.(a)	196	24,169
ITT, Inc.	473	40,820
Johnson & Johnson	28,410	4,403,550
Johnson Controls International PLC	389	23,426
Jones Lang LaSalle, Inc.(a)	132	19,205
JPMorgan Chase & Co.	4,395	572,712
Juniper Networks, Inc.	1,784	61,405
Knight-Swift Transportation Holdings, Inc.	2,529	143,091
Kroger Co.	1,734	85,608
Lam Research Corp.	432	229,012
Lennar Corp., Class A	310	32,584
Linde PLC	1,748	621,309
Lockheed Martin Corp.	1,851	875,023
Lowe’s Cos., Inc.	9,923	1,984,302
Manhattan Associates, Inc.(a)	3,113	482,048
ManpowerGroup, Inc.	206	17,001
Marathon Petroleum Corp.	13,617	1,835,980
Marsh & McLennan Cos., Inc.	2,058	342,760
Mastercard, Inc., Class A	6,472	2,351,990
Merck & Co., Inc.	6,129	652,064
Meta Platforms, Inc., Class A(a)	15,013	3,181,855
MetLife, Inc.	6,329	366,702
Mettler-Toledo International, Inc.(a)	1,006	1,539,391
MGM Resorts International	2,346	104,209
Microchip Technology, Inc.	2,658	222,687
Microsoft Corp.	56,412	16,263,580
Moderna, Inc.(a)	798	122,557
Mohawk Industries, Inc.(a)	1,839	184,305
Mondelez International, Inc., Class A	4,709	328,312
Monolithic Power Systems, Inc.	103	51,556
Moody’s Corp.	365	111,697
Neurocrine Biosciences, Inc.(a)	1,338	135,432
Newmont Corp.	6,168	302,355
NIKE, Inc., Class B	3,013	369,514
Norfolk Southern Corp.	868	184,016
Northrop Grumman Corp.	988	456,179
NOV, Inc.	2,366	43,795
NVIDIA Corp.	19,370	5,380,405
Otis Worldwide Corp.	3,627	306,119
Owens Corning	7,002	670,792
PACCAR, Inc.	2,391	175,021
Palo Alto Networks, Inc.(a)	616	123,040
Paychex, Inc.	10,856	1,243,989
PayPal Holdings, Inc.(a)	2,226	169,042
PepsiCo, Inc.	19,560	3,565,788
Pfizer, Inc.	31,176	1,271,981
PotlatchDeltic Corp.	2	99
Procter & Gamble Co.	20,100	2,988,669
Prologis, Inc.	590	73,614
PVH Corp.	283	25,232
Ralph Lauren Corp.	1,983	231,357
Raytheon Technologies Corp.	5,764	564,469
Regeneron Pharmaceuticals, Inc.(a)	452	371,395
Reliance Steel & Aluminum Co.	2,894	743,006
S&P Global, Inc.	12,611	4,347,895
Salesforce, Inc.(a)	5,470	1,092,797

Security	Shares	Value

United States (continued)
SBA Communications Corp.	151	$39,422
Schlumberger NV	61,522	3,020,730
ServiceNow, Inc.(a)	1,465	680,815
Silicon Laboratories, Inc.(a)	127	22,236
Simon Property Group, Inc.	6,173	691,191
Sirius XM Holdings, Inc.(d)	65,756	261,051
Snap-on, Inc.	3,496	863,127
Southwest Airlines Co.	40,826	1,328,478
State Street Corp.	1,759	133,139
Steel Dynamics, Inc.	2,572	290,790
Stifel Financial Corp.	4,065	240,201
Synchrony Financial	1,155	33,587
Synopsys, Inc.(a)	493	190,421
Teradata Corp.(a)	605	24,369
Teradyne, Inc.	482	51,820
Tesla, Inc.(a)	2,037	422,596
Texas Instruments, Inc.	11,904	2,214,263
Textron, Inc.	4,299	303,638
Thermo Fisher Scientific, Inc.	2,656	1,530,839
Timken Co.	248	20,267
Toll Brothers, Inc.	517	31,036
Travelers Cos., Inc.	1,422	243,745
Trimble, Inc.(a)	1,615	84,658
U.S. Bancorp	43,789	1,578,593
Ulta Beauty, Inc.(a)	456	248,826
Union Pacific Corp.	6,578	1,323,888
United Parcel Service, Inc., Class B	13,173	2,555,430
United Therapeutics Corp.(a)	97	21,724
UnitedHealth Group, Inc.	6,045	2,856,807
Unum Group	755	29,868
Valero Energy Corp.	1,462	204,095
VeriSign, Inc.(a)	615	129,968
Vertex Pharmaceuticals, Inc.(a)	2,190	690,003
Viatris, Inc.	16,913	162,703
Visa, Inc., Class A	18,866	4,253,528
Vistra Corp.	8,544	205,056
Walmart, Inc.	28,549	4,209,550
Waters Corp.(a)	982	304,057
Wells Fargo & Co.	28,135	1,051,686
Williams Cos., Inc.	2,602	77,696
Workday, Inc., Class A(a)	4,497	928,810
Xylem, Inc.	7,420	776,874
Yum! Brands, Inc.	15,425	2,037,334

		229,105,254

Total Common Stocks — 97.5% (Cost: $332,275,956)		374,887,389

Preferred Securities

Preferred Stocks — 0.4%

Brazil — 0.4%
Azul SA, Preference Shares(a)	75,631	179,511
Banco Bradesco SA	194,127	504,425
Gerdau SA	32,582	162,574
Itau Unibanco Holding SA	15,761	76,932

7

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares		Value

Brazil (continued)
Petroleo Brasileiro SA, Preference Shares		38,488	$178,071
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A		130,206	187,276

			1,288,789

Germany — 0.0%
Fuchs Petrolub SE		2,117	86,320

Total Preferred Securities — 0.4% (Cost: $1,513,852)			1,375,109

Total Long-Term Investments — 97.9% (Cost: $333,789,808)			376,262,498

Short-Term Securities

Money Market Funds — 1.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.70%(e)(f)		7,009,890	7,009,890
SL Liquidity Series, LLC, Money Market Series, 5.01%(e)(f)(g)		345,073	345,073

			7,354,963

	Par (000)

Time Deposits — 0.0%

Australia — 0.0%
Australia & New Zealand Banking Group Ltd., 2.32%, 04/01/23	AUD	65	43,448

Canada — 0.0%
Brown Brothers Harriman & Co., 3.33%, 04/03/23	CAD	19	13,840

Security	Par (000)		Value

Denmark — 0.0%
Brown Brothers Harriman & Co., 1.40%, 04/03/23	DKK	791	$115,153

Japan — 0.0%
Sumitomo Bank Tokyo, (0.33%), 04/01/23	JPY	260	1,957

Switzerland — 0.0%
Brown Brothers Harriman & Co., 0.00%, 04/03/23	CHF	9	9,984

United Kingdom — 0.0%
Brown Brothers Harriman & Co., 3.15%, 04/03/23	GBP	26	31,475

			215,857

Total Short-Term Securities — 1.9% (Cost: $7,570,879)			7,570,820

Total Investments — 99.8% (Cost: $341,360,687)			383,833,318
Other Assets Less Liabilities — 0.2%			581,362

Net Assets — 100.0%			$384,414,680

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$7,775,998	$—	$(766,108	)(a)	$—	$—	$7,009,890	7,009,890	$162,279		$—
SL Liquidity Series, LLC, Money Market Series	780,135	—	(435,943	)(a)	861	20	345,073	345,073	41,377(b	)	—

					$861	$20	$7,354,963		$203,656		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Advantage Global Fund, Inc.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	20	06/16/23	$2,097	$85,971
MSCI Emerging Markets Index	18	06/16/23	896	30,070
S&P 500 E-Mini Index	22	06/16/23	4,552	228,497

				$344,538

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$8,877,590	$—	$8,877,590
Austria	—	317,714	—	317,714
Belgium	—	1,319,689	—	1,319,689
Brazil	2,914,074	—	—	2,914,074
Canada	17,223,658	—	—	17,223,658
China	1,194,450	15,564,958	—	16,759,408
Colombia	34,617	—	—	34,617
Denmark	—	4,522,685	—	4,522,685
Finland	—	455,245	—	455,245
France	—	11,646,541	—	11,646,541
Germany	—	9,400,701	—	9,400,701
Hong Kong	—	2,539,948	—	2,539,948
Hungary	—	817,296	—	817,296
India	—	2,189,409	—	2,189,409
Indonesia	—	12,905	—	12,905
Ireland	4,984,240	1,347,911	—	6,332,151

9

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Advantage Global Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Israel	$503,957	$62,068	$—	$566,025
Italy	—	1,157,130	—	1,157,130
Japan	—	17,893,303	—	17,893,303
Luxembourg	—	1,229,554	—	1,229,554
Malaysia	24,688	1,990,649	—	2,015,337
Mexico	190,977	—	—	190,977
Netherlands	—	4,548,795	—	4,548,795
Norway	—	645,894	—	645,894
Peru	487,085	—	—	487,085
Poland	—	13,330	—	13,330
Russia	—	—	7	7
Saudi Arabia	—	1,907,735	—	1,907,735
Singapore	22,824	499,791	—	522,615
South Africa	142,813	570,928	—	713,741
South Korea	100,000	1,948,070	—	2,048,070
Spain	—	4,745,587	—	4,745,587
Sweden	—	1,728,960	—	1,728,960
Switzerland	462,112	3,385,319	—	3,847,431
Taiwan	—	7,137,386	—	7,137,386
Thailand	16,862	79,088	—	95,950
Turkey	24,155	841,060	—	865,215
United Kingdom	213,279	7,845,098	—	8,058,377
United States	229,105,254	—	—	229,105,254
Preferred Securities
Preferred Stocks
Brazil	1,288,789	—	—	1,288,789
Germany	—	86,320	—	86,320
Short-Term Securities
Money Market Funds	7,009,890	—	—	7,009,890
Time Deposits	—	215,857	—	215,857

	$265,943,724	$117,544,514	$7	383,488,245

Investments Valued at NAV(a)				345,073

				$383,833,318

Derivative Financial Instruments(b)
Assets
Equity Contracts	$344,538	$—	$—	$344,538

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation		Portfolio Abbreviation (continued)

AUD	Australian Dollar	PCL	Public Company Limited

CAD	Canadian Dollar	PJSC	Public Joint Stock Company

CHF	Swiss Franc	REIT	Real Estate Investment Trust

DKK	Danish Krone	S&P	Standard & Poor’s

GBP	British Pound	SAB	Special Assessment Bonds

JPY	Japanese Yen

Portfolio Abbreviation

ADR	American Depositary Receipt

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

S C H E D U L E O F I N V E S T M E N T S	10